Financial Risk Management - Summary of Sensitivity to Interest Rate Increase of One Basis Point (Detail) kr in Millions	12 Months Ended
Dec. 31, 2025 SEK (kr)
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	kr (2)
Less than three months [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	(1)
Maturity between 3 and 12 months [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	(1)
Maturity between 1 and 3 years [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	(1)
Maturity between 3 and 5 years [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	(1)
More than 5 years [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	2
Interest Bearing Assets [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	(11)
Interest Bearing Assets [member] | Less than three months [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	0
Interest Bearing Assets [member] | Maturity between 3 and 12 months [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	(1)
Interest Bearing Assets [member] | Maturity between 1 and 3 years [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	(3)
Interest Bearing Assets [member] | Maturity between 3 and 5 years [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	(7)
Interest Bearing Assets [member] | More than 5 years [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	0
Interest bearing liabilities [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	4
Interest bearing liabilities [member] | Less than three months [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	0
Interest bearing liabilities [member] | Maturity between 3 and 12 months [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	0
Interest bearing liabilities [member] | Maturity between 1 and 3 years [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	2
Interest bearing liabilities [member] | Maturity between 3 and 5 years [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	2
Interest bearing liabilities [member] | More than 5 years [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	0
Derivatives [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	5
Derivatives [member] | Less than three months [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	(1)
Derivatives [member] | Maturity between 3 and 12 months [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	0
Derivatives [member] | Maturity between 1 and 3 years [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	0
Derivatives [member] | Maturity between 3 and 5 years [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	4
Derivatives [member] | More than 5 years [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	kr 2